Note 11 - Income Per Common Share	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Income per common share:

(thousands of Canadian dollars)
	for the three months ended		for the nine months ended
	July 31	July 31	July 31	July 31
	2022	2021	2022	2021

Net income	$5,720	$5,436	$16,229	$16,470
Less: dividends on preferred shares	(247)	(247)	(741)	(1,331)
	5,473	5,189	15,488	15,139

Weighted average number of common shares outstanding	27,441,082	21,123,559	27,441,082	21,123,559

Income per common share:	$0.20	$0.25	$0.56	$0.72

Common shares associated with the Series 1 NVCC preferred shares are contingently issuable shares and would only have a dilutive impact upon issuance.